AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.0%
Health Care - 24.4%
Biotechnology - 5.5%
Biogen, Inc. (a)	3,932	$915,448
Regeneron Pharmaceuticals, Inc. (a)	18,180	5,043,132
Vertex Pharmaceuticals, Inc. (a)	44,878	7,603,231

		13,561,811

Health Care Equipment & Supplies - 8.6%
ABIOMED, Inc. (a)	5,249	933,745
Align Technology, Inc. (a)	5,251	950,011
Edwards Lifesciences Corp. (a)	28,753	6,323,072
Intuitive Surgical, Inc. (a)	15,610	8,428,307
Stryker Corp.	19,800	4,282,740

		20,917,875

Health Care Providers & Services - 4.6%
UnitedHealth Group, Inc.	52,291	11,363,880

Health Care Technology - 0.2%
Veeva Systems, Inc.-Class A (a)	3,024	461,735

Life Sciences Tools & Services - 1.5%
Illumina, Inc. (a)	8,066	2,453,838
Mettler-Toledo International, Inc. (a)	1,754	1,235,518

		3,689,356

Pharmaceuticals - 4.0%
Zoetis, Inc.	78,277	9,752,531

		59,747,188

Information Technology - 22.2%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)	14,973	3,577,349

Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp.-Class A	9,459	912,794
Cognex Corp.	17,078	839,042
IPG Photonics Corp. (a)	7,465	1,012,254

		2,764,090

IT Services - 7.5%
PayPal Holdings, Inc. (a)	61,417	6,362,187
Visa, Inc.-Class A	69,837	12,012,662

		18,374,849

Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV (ADR)	3,810	946,480
Texas Instruments, Inc.	9,345	1,207,748
Xilinx, Inc.	31,841	3,053,552

		5,207,780

Software - 8.9%
Adobe, Inc. (a)	12,372	3,417,765

Company	Shares	U.S. $ Value
ANSYS, Inc. (a)	569	$125,954
Microsoft Corp.	116,212	16,156,954
Paycom Software, Inc. (a)	4,512	945,219
Tyler Technologies, Inc. (a)	3,821	1,003,013

		21,648,905

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	12,221	2,737,137

		54,310,110

Communication Services - 14.9%
Entertainment - 2.1%
Electronic Arts, Inc. (a)	53,053	5,189,644

Interactive Media & Services - 12.8%
Alphabet, Inc.-Class C (a)	15,132	18,445,908
Facebook, Inc.-Class A (a)	71,775	12,781,692

		31,227,600

		36,417,244

Consumer Discretionary - 13.6%
Hotels, Restaurants & Leisure - 0.6%
Domino’s Pizza, Inc.	5,943	1,453,598

Internet & Direct Marketing Retail - 3.0%
Booking Holdings, Inc. (a)	3,738	7,336,236

Specialty Retail - 7.6%
Burlington Stores, Inc. (a)	14,602	2,917,772
Home Depot, Inc. (The)	36,881	8,557,130
TJX Cos., Inc. (The)	61,054	3,403,150
Ulta Salon Cosmetics & Fragrance, Inc. (a)	14,531	3,642,195

		18,520,247

Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc.-Class B	63,191	5,934,899

		33,244,980

Consumer Staples - 6.8%
Beverages - 4.1%
Constellation Brands, Inc.-Class A	6,989	1,448,680
Monster Beverage Corp. (a)	146,282	8,493,133

		9,941,813

Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	23,460	6,759,060

		16,700,873

Industrials - 6.1%
Building Products - 2.1%
Allegion PLC	36,781	3,812,351
AO Smith Corp.	29,644	1,414,315

		5,226,666

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 1.6%
Copart, Inc. (a)	47,187	$3,790,532

Electrical Equipment - 0.7%
AMETEK, Inc.	19,337	1,775,523

Industrial Conglomerates - 1.2%
Roper Technologies, Inc.	8,062	2,874,909

Machinery - 0.5%
IDEX Corp.	7,254	1,188,786

		14,856,416

Materials - 2.5%
Chemicals - 2.5%
Sherwin-Williams Co. (The)	11,223	6,171,191

Financials - 0.5%
Capital Markets - 0.5%
S&P Global, Inc.	4,801	1,176,149

Total Common Stocks (cost $195,613,650)		222,624,151

SHORT-TERM INVESTMENTS - 9.1%
Investment Companies - 9.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (b)(c)(d) (cost $22,175,995)	22,175,995	22,175,995

Total Investments - 100.1% (cost $217,789,645) (e)		244,800,146
Other assets less liabilities - (0.1)%		(253,870)

Net Assets - 100.0%		$244,546,276

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,041,497 and gross unrealized depreciation of investments was $(3,030,996), resulting in net unrealized appreciation of $27,010,501.

Glossary:

ADR	-	American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$222,624,151		$	– 0	–	$	– 0	–	$222,624,151
Short-Term Investments:
Investment Companies	22,175,995			– 0	–		– 0	–	22,175,995

Total Investments in Securities	244,800,146			– 0	–		– 0	–	244,800,146
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$244,800,146		$	– 0	–	$	– 0	–	$244,800,146

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	12/31/18	at Cost	Proceeds	9/30/19	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$7,717	$94,066	$79,607	$22,176	$359